Fair Value - Carrying Amount and Estimated Fair Value of Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents, Carrying Amount	$ 49,347	$ 18,217	$ 24,977
Securities available for sale	395,705	268,515
Certificates of deposit held at other financial institutions	250
Securities held to maturity, Carrying Amount	53,332	56,575
Securities held to maturity, Fair Value	53,741	54,004
Loans held for sale, Fair Value	18,462	10,694
Net loans, Carrying Amount	780,508	416,404
Restricted equity securities, Carrying Amount	5,349	3,032
Mortgage servicing rights, Carrying Amount	3,053	2,640
Mortgage servicing rights, Fair Value	4,180	3,714
Accrued interest receivable	3,545	2,396
Deposits, Carrying Amount	1,172,233	681,300
Federal funds purchased and repurchase agreements, Carrying Amount	39,078	24,291
Federal Home Loan Bank advances, Carrying Amount	19,000	23,000
Accrued interest payable	421	222
Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents , Fair Value	49,347	18,217
Securities available for sale	395,705	268,515
Certificates of deposit held at other financial institutions, Fair Value	250
Securities held to maturity, Fair Value	53,741	54,004
Loans held for sale, Fair Value	18,462	10,694
Net loans, Fair Value	782,745	415,515
Restricted equity securities, Fair Value	0	0
Mortgage servicing rights, Fair Value	4,180	3,714
Accrued interest receivable	3,545	2,396
Deposits, Fair Value	1,174,802	682,300
Federal funds purchased and repurchase agreements, Fair Value	39,078	24,291
Federal Home Loan Bank advances, Fair Value	19,146	23,023
Accrued interest payable	421	222
Fair Value [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents , Fair Value	49,347	18,217
Securities available for sale	20,000
Restricted equity securities, Fair Value	0	0
Deposits, Fair Value	848,158	480,000
Accrued interest payable	33	17
Fair Value [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available for sale	375,705	268,515
Certificates of deposit held at other financial institutions, Fair Value	250
Securities held to maturity, Fair Value	53,741	54,004
Loans held for sale, Fair Value	18,462	10,694
Restricted equity securities, Fair Value	0	0
Mortgage servicing rights, Fair Value	4,180	3,714
Accrued interest receivable	1,368	1,145
Deposits, Fair Value	326,644	202,300
Federal funds purchased and repurchase agreements, Fair Value	39,078	24,291
Federal Home Loan Bank advances, Fair Value	19,146	23,023
Accrued interest payable	388	205
Fair Value [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net loans, Fair Value	782,745	415,515
Restricted equity securities, Fair Value	0	0
Accrued interest receivable	2,177	1,251
Reported Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents, Carrying Amount	49,347	18,217
Securities available for sale	395,705	268,515
Certificates of deposit held at other financial institutions	250
Securities held to maturity, Carrying Amount	53,332	56,575
Loans held for sale, Carrying Amount	18,462	10,694
Net loans, Carrying Amount	780,508	416,404
Restricted equity securities, Carrying Amount	5,349	3,032
Mortgage servicing rights, Carrying Amount	3,053	2,640
Accrued interest receivable	3,545	2,396
Deposits, Carrying Amount	1,172,233	681,300
Federal funds purchased and repurchase agreements, Carrying Amount	39,078	24,291
Federal Home Loan Bank advances, Carrying Amount	19,000	23,000
Accrued interest payable	$ 421	$ 222